Events after the reporting period (Details) $ in Thousands	Feb. 10, 2026 shares	Feb. 05, 2026 USD ($)	Feb. 05, 2026 BRL (R$)	Dec. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Period for shares to be held as treasury shares	18 months
Quantity
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program authorized (in shares)	40,000,000
Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, commitment fee		0.27%	0.27%
Revolving Credit Facility | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity		$ 1,775	R$ 9,766,760	$ 1,275
SOFR | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		0.90%	0.90%